Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

(4) Property and Equipment

Property and equipment, net consisted of the following at September 30, 2023 and December 31, 2022:

	Estimated
	Useful Life	September 30,	December 31,
	(in years)	2023	2022
Equipment	2-7	$4,342,832	$2,565,997
Furniture and fixtures	7	145,754	145,754
Computer equipment	5	41,898	41,898
Leasehold improvements	5	471,505	471,505
Construction-in-process- equipment	-	-	1,739,699
		5,001,989	4,964,853
Less: accumulated depreciation		(2,470,659)	(2,060,066)
		$2,531,330	$2,904,787

Depreciation expense for the nine months ended September 30, 2023 was $410,593 and for the nine months ended September 30, 2022 was $304,287. Depreciation expense for the three months ended September 30, 2023 was $154,663 and for the three months ended September 30, 2022 was $101,429.

(4) Property and Equipment

Property and equipment, net consists of the following at December 31, 2022 and 2021:

	Estimated
	Useful Life
	(in years)	2022	2021
Equipment	2-7	$2,565,997	$2,509,126
Furniture and fixtures	7	145,754	145,754
Computer equipment	5	41,898	41,898
Leasehold improvements	5	471,505	471,505
Construction-in-process- equipment	-	1,739,699	1,643,150
		4,964,853	4,811,433
Less: accumulated depreciation		(2,060,066)	(1,666,055)
		$2,904,787	$3,145,378

Depreciation expense was $394,011 and $708,317 for the years ended December 31, 2022 and 2021, respectively